Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	ENVISTA HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39054
Entity Tax Identification Number	83-2206728
Entity Address, Address Line One	200 S. Kraemer Blvd., Building E
Entity Address, City or Town	Brea,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	817-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	NVST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001757073
Amendment Flag	false